Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 24, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 24, 2014
Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2014
Prospectus Date	rr_ProspectusDate	Nov. 26, 2014
361 Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the 361 Global Long/Short Equity Fund (the “Fund”) is to seek to achieve long-term capital appreciation. The Fund also seeks to preserve capital in down markets.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing its investment objectives, the Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks, warrants and rights. The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that its sub-advisor believes will outperform the equity market, and sells securities “short” that the Sub-Advisor believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the Sub-Advisor’s assessments of market conditions and other factors. The Fund may invest in equity securities of U.S. and foreign issuers in all market capitalization ranges without limitation. The Sub-Advisor anticipates that, in general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s investment strategy involves active and frequent trading.

The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Fund may also invest from time to time in futures, swaps and options contracts on securities, and securities indices. The Fund may also enter into options on futures contracts. The Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. The Fund may employ the types of derivatives referenced above in order to obtain short or long exposures to securities. The Fund will not count its derivatives positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

Under normal market conditions, the Fund will invest in at least three different countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund’s investments in foreign securities may include investments through American, European and Global Depository Receipts (“ADRs”, “EDRs” and “GDRs”, respectively). The Advisor considers foreign securities to include (i) securities of issuers that are organized under the laws of a foreign country; (ii) securities that are traded principally in a foreign country; or (iii) securities of issuers that, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the United States or that have at least 50% of their assets in countries outside of the United States. The Fund considers a developed market to include countries included in the Morgan Stanley Capital International developed market indices or other comparable indices.

The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Warrants and rights risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund intends to commence operations and offer shares of the Fund for public sale on or about December 12, 2014, after the reorganization of Analytic Global Long/Short Equity Fund, L.P., a limited partnership which commenced operations on January 6, 2014 (the "Predecessor Account"), into the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. The performance results of the Fund will be included in its prospectus once the Fund has been in operation for at least one complete calendar year; when included, the Fund’s performance information prior to November 26, 2014 will be that of the Predecessor Account.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The performance results of the Fund will be included in its prospectus once the Fund has been in operation for at least one complete calendar year; when included, the Fund’s performance information prior to November 26, 2014 will be that of the Predecessor Account.
361 Global Long/Short Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAQX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.39%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.15%
All other expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.33%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	236
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	756
361 Global Long/Short Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAZX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.39%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.15%
All other expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.08%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	211
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	681
361 Global Long/Short Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAWX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst361_WireFee	20.00
Overnight check delivery fee	imst361_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.39%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	none
All other expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.93%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	196
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 635

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.94%, 1.69%, and 1.54% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.